Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
REVENUE	$ 86,659	$ 75,376	$ 220,504	$ 77,626
COST OF GOODS SOLD	62,832	47,042	167,814	47,042
GROSS PROFIT	23,827	28,334	52,690	30,584
SELLING, GENERAL AND ADMINISTRATIVE
Research and development	46,955	27,776	143,345	50,066
Professional fees	93,465	40,102	217,073	151,175
Sales and marketing expenses	47,585	12,006	88,169	59,798
Occupancy expenses	10,992	23,690	22,630	45,750
General and administrative expenses	178,512	120,286	387,147	321,527
TOTAL SELLING, GENERAL AND ADMINISTRATIVE	377,509	223,860	858,364	628,316
LOSS FROM OPERATIONS	(353,680)	(195,526)	(805,674)	(597,732)
OTHER INCOME (EXPENSE):
Interest expense	(1,182,619)	(10,971)	(1,636,235)	(19,024)
Other income	6,970		8,260
Change in fair market value of derivative liabilities	(286,598)		(333,817)
Foreign currency transaction loss	64		(59)
TOTAL OTHER EXPENSE	(1,462,183)	(10,971)	(1,961,851)	(19,024)
LOSS BEFORE INCOME TAXES	(1,815,865)	(206,497)	(2,767,525)	(616,756)
PROVISION FOR INCOME TAXES
NET LOSS	(1,815,671)	(206,497)	(2,767,525)	(616,756)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	194	316	(859)	316
TOTAL COMPREHENSIVE LOSS	$ (2,167,344)	$ (206,181)	$ (2,768,384)	$ (616,440)
NET LOSS PER COMMON SHARE
Basic and diluted (in Dollars per share)	$ (0.09)	$ (0.01)	$ (0.14)	$ (0.03)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic and diluted (in Shares)	19,383,794	19,218,958	19,382,127	19,212,328